Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable
Allowance for credit losses	$ (171)	$ (60)
Accounts receivable, net	116,894	97,988
Third parties
Accounts Receivable
Accounts receivable	115,169	94,531
Related parties
Accounts Receivable
Accounts receivable	1,896	3,517
Accounts receivable, net	$ 1,896	$ 3,517